Apr. 30, 2025
Kennedy Capital Small Cap Growth Fund
SUMMARY SECTION — Kennedy Capital Small Cap Growth Fund
Investment Objective
The investment objective of the Kennedy Capital Small Cap Growth Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Kennedy Capital Small Cap Growth Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kennedy Capital Small Cap Growth Fund		Investor Class Shares	Institutional Class Shares
Management fees		0.82%	0.82%
Distribution (Rule 12b-1) fees		0.25%	none
Other expenses		31.84%	31.84%
Total annual fund operating expenses	[1]	32.91%	32.66%
Fees waived and/or expenses reimbursed	[2]	(31.77%)	(31.77%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.14%	0.89%
[1]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.14% and 0.89% of the average daily net assets of the Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect through April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Kennedy Capital Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	116	5,177	7,808	10,100
Institutional Class Shares	91	5,140	7,783	10,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 44% of the average value of its portfolios.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Equity securities include domestic common and preferred stock, American Depositary Receipts (“ADRs”), securities of real estate investment trusts (“REITs”) and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track small- capitalization indices. The Fund’s advisor, Kennedy Capital Management LLC (the “Advisor”), defines small- capitalization companies as those with market capitalizations within the range of companies included in the Russell 2000® Growth Index (the “Index”) at the time of purchase. The capitalization range of companies comprising the in the Index may change with market conditions or due to changes in the composition of companies comprising the Index. As of March 31, 2025, the market capitalization range of the Index was between $1.0 million and $14.9 billion. Investments in companies that move above or below the capitalization range of the companies comprising the Index may continue to be held by the Fund in the Advisor’s sole discretion. The market capitalization of a security is measured at the time of purchase.

In seeking to achieve the Fund’s investment objective, the Advisor’s investment approach begins with fundamental, bottom-up research to evaluate investment opportunities, focusing on companies that it believes have superior management and which have business models with a high potential for earnings. The Advisor believes superior risk adjusted performance can be achieved by investing in a diversified portfolio of companies that (i) have durable business models, (ii) are able to deploy assets into a growing set of opportunities, and (iii) achieve superior rates of return on those investments. This investment philosophy is rooted in the understanding that value is created when a business can continue to generate attractive returns on its existing capital and have the opportunity to reinvest capital in the future at equal or greater returns. Each company under consideration for investment is primarily classified by the Advisor in one of the following three stages of the growth life cycle: Early Growth, Steady Compounder, or Material Positive Change. Companies classified as Early Growth are companies that have rapid asset growth, margins not yet to scale, improving returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI®”) and low penetration in the end market. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or ROIC/CFROI®, have a growth profile post-change and can be found anywhere along the growth life cycle. The Fund invests across the full spectrum of growth but may also invest in companies that the Advisor considers to be undervalued. The Advisor utilizes a company’s ROIC as a central component of its analysis to determine the intrinsic value of companies included in the Fund’s portfolio.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holdings when, in its opinion, one or more of the following occurs, among other reasons: (i) there is a change in the Advisor’s analysis on a particular issuer; (ii) there is a change in the Advisor’s classification of the issuer; (iii) the issuer’s fundamentals deteriorate; (iv) the Advisor identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Index; or (vi) the Fund requires cash to meet redemption requests.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2000 Growth Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV

The year-to-date return as of March 31, 2025, was (13.56)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	16.90%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(11.75)%	Quarter Ended 9/30/2023

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - Kennedy Capital Small Cap Growth Fund	Label	1 Year		Since Inception		Inception Date
Institutional Class Shares	Return Before Taxes	15.68%		9.71%		Apr. 27, 2022
Institutional Class Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	15.31%	[1]	9.38%	[1]	Apr. 27, 2022	[1]
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.31%	[1]	7.39%	[1]	Apr. 27, 2022	[1]
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	15.15%		10.20%		Apr. 27, 2022
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	23.82%		14.68%		Apr. 27, 2022
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.